Associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Abstract]
Schedule of Profit (Loss) of Associates and Joint Ventures Accounted for Using Equity Method

		2022		2021		2020
	Total £m	Group’s share £m	Total £m	Group's share £m	Total £m	Group's share £m
Revenue	9,486	2,675	7,668	2,164	7,001	1,983
Profit from operations	1,971	622	1,911	567	2,006	591
Net finance costs	21	4	13	2	(6)	(2)
Profit on ordinary activities before taxation	1,992	626	1,924	569	2,000	589
Taxation on ordinary activities	(595)	(176)	(499)	(147)	(421)	(125)
Profit on ordinary activities after taxation	1,397	450	1,425	422	1,579	464
Non-controlling interests	(27)	(8)	(22)	(7)	(30)	(9)
Post-tax results of associates and joint ventures	1,370	442	1,403	415	1,549	455

Summary of Group's Share of the Result of Associates and Joint Ventures
The Group’s share of the results of associates and joint ventures is shown in the table below.

	2022	2021	2020
	Group’s share £m	Group’s share £m	Group’s share £m
Profit on ordinary activities after taxation
– attributable to owners of the parent	442	415	455
Other comprehensive income:
Items that may be reclassified to profit and loss	6	(17)	(98)
Items that will not be reclassified to profit and loss	19	14	(34)
Total comprehensive income	467	412	323

Summary of Financial Information of the Group's Associates and Joint Ventures
Summarised financial information of the Group’s associates and joint ventures is shown below.

			2022
	ITC £m	Others £m	Total £m
Revenue	7,126	2,360	9,486
Profit on ordinary activities before taxation	2,395	(403)	1,992
Post-tax results of associates and joint ventures	1,761	(391)	1,370
Other comprehensive income	56	32	88
Total comprehensive income	1,817	(359)	1,458

			2021
	ITC £m	Others £m	Total £m
Revenue	5,312	2,356	7,668
Profit on ordinary activities before taxation	1,931	(7)	1,924
Post-tax results of associates and joint ventures	1,427	(24)	1,403
Other comprehensive income	(11)	—	(11)
Total comprehensive income	1,416	(24)	1,392

			2020
	ITC £m	Others £m	Total £m
Revenue	4,892	2,109	7,001
Profit on ordinary activities before taxation	1,930	70	2,000
Post-tax results of associates and joint ventures	1,495	54	1,549
Other comprehensive income	(450)	—	(450)
Total comprehensive income	1,045	54	1,099